Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.96%	11.19%	10.17%
Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.09%	5.87%	6.25%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	9.30%	6.10%	5.58%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.26%	3.80%	3.69%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	3.98%	3.81%